Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
The Meet Kevin Pricing Power ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	30.33%	16.74%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%	22.71%